Customers Refundable Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Premium Deficiency [Line Items]
Balance at beginning of year	$ 18,449	$ 12,412
Revenue recognized in earnings during the year	(188,102)	(102,019)
Remitted and payable to marketing agents during the year	(42,460)
Refunds paid during the year	(111,272)	(30,701)
Balance at end of year	53,066	18,449
Customer
Premium Deficiency [Line Items]
Cash received	375,363	138,719
Foreign Currency Translation Adjustments
Premium Deficiency [Line Items]
Cash received	$ 1,088	$ 38